Shareholders’ Equity (Deficit) (Details) $ / shares in Units, ر.ع. in Millions														1 Months Ended		12 Months Ended
		Dec. 26, 2024 $ / shares shares	Dec. 16, 2024 $ / shares shares	Dec. 09, 2024 CNY (¥) shares	Dec. 09, 2024 USD ($) $ / shares shares	Dec. 09, 2024 OMR (ر.ع.) shares	Nov. 04, 2024 $ / shares shares	Sep. 20, 2024 $ / shares shares	May 09, 2024 CNY (¥)	Apr. 11, 2024 USD ($) $ / shares shares	Jan. 25, 2024 $ / shares shares	Nov. 13, 2023 shares	Sep. 05, 2023 shares	Apr. 16, 2024 CNY (¥)	Apr. 16, 2024 USD ($)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($) $ / shares shares	Oct. 23, 2024 shares	Sep. 06, 2024 CNY (¥)	Sep. 06, 2024 USD ($)	Aug. 26, 2024 CNY (¥)	Aug. 26, 2024 USD ($)	Dec. 31, 2023 $ / shares	Jul. 28, 2023 CNY (¥)	Jul. 28, 2023 USD ($)
Shareholders’ Equity (Deficit) [Line Items]
Reverse stock split							-for-1									-for-1	-for-1
Reverse stock split share							25,000,000				250,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 0.002													$ 0.002
Loan amount																¥ 18,000,000		¥ 20,000,000		$ 2,504,034
Warrant exercisable										5 years
Cash proceeds (in Dollars)										$ 5,000,000						315,620,394	$ 43,906,905	¥ 72,802,734	¥ 144,043,186
Net proceeds														¥ 30,600,000	$ 4,300,000
Cash contribution (in Yuan Renminbi) | ¥									¥ 9,999,557
Borrow interest-free loans																						¥ 60,000,000	$ 8,500,000	¥ 60,000,000	$ 8,500,000
Conversion of loans								2,791,462
Cash (in Dollars) | $					$ 31,200,000
Net proceeds				¥ 260,200,000	36,200,000											¥ 1,100,000	$ 152,000
Exercise price per share (in Dollars per share) | $ / shares		$ 6.46	$ 6.46
Share issued, ESOP																458,453	458,453	468,494
Warrant [Member]
Shareholders’ Equity (Deficit) [Line Items]
Exercised shares		18,550	5,000
USDT [Member]
Shareholders’ Equity (Deficit) [Line Items]
Gross proceeds | ر.ع.						ر.ع. 4.1
Bitcoin [Member]
Shareholders’ Equity (Deficit) [Line Items]
Gross proceeds | $					$ 1,000,000
Loans [Member]
Shareholders’ Equity (Deficit) [Line Items]
Loan amount | $																												$ 10,000,000
Lenders [Member]
Shareholders’ Equity (Deficit) [Line Items]
Convert the loans into share													957,854
Mr. Jianping Kong [Member]
Shareholders’ Equity (Deficit) [Line Items]
Conversion price per share (in Dollars per share) | $ / shares								$ 3.045
Common Stock [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares																					9,999,999
New issuance of shares
Exercised shares
ESOP [Member]
Shareholders’ Equity (Deficit) [Line Items]
Exercised shares																10,041	10,041
Loans [Member]
Shareholders’ Equity (Deficit) [Line Items]
Loan amount | ¥																											¥ 72,802,000
Director [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares											99,999,999
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 0.0002
Class A Ordinary Shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares	[1]															14,141,093		12,141,093		14,141,093
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]																			$ 0.002						$ 0.002
New issuance of shares				5,611,459	5,611,459	5,611,459				434,784
Warrants outstanding										652,174
Purchase price per share (in Dollars per share) | $ / shares					$ 6.46
Gross proceeds | $					$ 36,300,000
Ordinary shares issued	[1]															13,273,596		4,192,730		13,273,596
Ordinary shares outstanding	[1]															12,815,143		3,724,236		12,815,143
Class A Ordinary Shares [Member] | Kastle Limited [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares												518,950
Class A Ordinary Shares [Member] | 2022 Share Incentive Plan [Member]
Shareholders’ Equity (Deficit) [Line Items]
New issuance of shares												518,950
Class A Ordinary Shares [Member] | Common Stock [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares											121,410,923
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 0.0002
New issuance of shares	[2]															8,275,580	8,275,580
Exercised shares	[2]															23,550	23,550
Class A Ordinary Shares [Member] | Director [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares							12,141,093
Class B
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares	[1]															2,858,909		2,858,909		2,858,909
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]																			$ 0.002						$ 0.002
Ordinary shares issued	[1]															2,858,909		2,858,909		2,858,909
Ordinary shares outstanding	[1]															2,858,909		2,858,909		2,858,909
Class B | Common Stock [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares											28,589,078
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 0.0002
New issuance of shares
Exercised shares
Class B | Director [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares							2,858,908
Class A and Class B Ordinary Shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares issued																16,132,505		7,051,639		16,132,505
Ordinary shares outstanding																15,674,052		6,583,145		15,674,052
Private Placement [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares										$ 11.5

[1]	After giving effect of the reverse stock splits, see Note 12.
[2]	After giving effect of the reverse stock splits, see Note 12.